7. Stockholders' Equity (Details) (USD $)	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments	Stock-Based Compensation: During the quarter ended June 30, 2012, the Company issued 300,000 options, with a fair value of $54,300, to the manager of NyacAU as part of the JV Agreement described in Note 3 Joint Venture. There were no options issued during the six-month period ended June 30, 2011. 04/01/2012 to 06/30/2012 04/01/2011 to 06/30/2011 Options issued 54,300 0 For the six-month period ended June 30, 2012, the fair value of stock options was estimated at the date of grant using the Black-Scholes option pricing model, which requires the use of highly subjective assumptions, including the expected volatility of the stock price, which may be difficult to estimate for small reporting companies traded on micro-cap stock exchanges. The fair value of each option grant was estimated on the grant date using the following weighted average assumptions: 01/01/2012 to 6/30/2012 Risk-free interest rate 1.75% Expected dividend yield 0 Expected term 5 years Expected volatility 146.6% The risk-free interest rate is based on the U.S. Treasury yield curve at the time of the grant. The expected term of stock options granted is from the date of the grant. The expected volatility is based on historical volatility. The Company has evaluated previous low occurrences of option forfeitures and believes that current holders of the option will hold them to maturity as has been experienced historically; therefore, no variable for forfeiture was used in the calculation of fair value. For the six-month periods ended June 30, 2012 and 2011, the Company recognized share-based compensation for employees of $16,131 and $23,554, and share-based compensation in relation to the joint-venture with NyacAU of $54,300 and $nil respectively. There remains $6,781 of unrecognized share-based compensation to be recognized in future periods. 01/01/2012 to 06/30/2012 01/01/2011 to 06/30/2011 Share-based compensation, employees 16,131 23,554, Share-based compensation, other 54,300 0
Employee Service Share-based Compensation, Unrecognized Compensation Costs on Nonvested Awards		$ 6,781